Commitments and Contingencies - Additional Information (Detail) - Subsequent Event - Greater Sail - USD ($) $ in Millions	Mar. 12, 2021	Mar. 03, 2021
Loss Contingencies [Line Items]
Arbitration payment in shares	16,051,219	16,051,219
Arbitration refund sum received	$ 146.9